UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -------------------------
Check here if Amendment [ ]; Amendment Number:
                                               ---------
  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jarislowsky, Fraser Limited
          --------------------------------------
Address:   1010 Sherbrooke St. West, Suite 2005
          --------------------------------------
           Montreal, Quebec
          --------------------------------------
           Canada H3A 2R7
          --------------------------------------

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Erin P. O'Brien
          ------------------------------
Title:     Compliance Officer & Partner
          ------------------------------
Phone:     514-842-2727
          ------------------------------

Signature, Place, and Date of Signing:

     /s/ Erin P. O'Brien             Montreal, Quebec       February 7, 2001
   --------------------------    -----------------------   -----------------
          [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                    -------------------

Form 13F Information Table Entry Total:          57
                                        ---------------

Form 13F Information Table Value Total:   7,064,177
                                        ---------------
                                          (thousands)


List of Other Included Managers:  NONE

                                                   FORM 13F INFORMATION TABLE


     COLUMN 1          COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
   ------------      ------------    ----------- ---------- ------------     ------------ -----------  --------------

                            TITLE OF               VALUE    SHRS OR     SH/ PUT/   INVESTMENT   OTHER     VOTING AUTHORITY
    NAME OF ISSUER           CLASS      CUSIP     (x$1000)  PRN AMT     PRN CALL   DISCRETION   MANAGERS  SOLE     SHARED     NONE
    --------------          --------    -----     --------  -------     --- ----   ----------   --------  ----     ------     ----
Abitibi-Consolidated Inc.   Common    OO3924107   $188,409  20,481,963   SH         SOLE                  412,890  20,069,073
----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories         Common    OO2824100   $130,492   2,694,021   SH         SOLE                   63,100   2,630,921
----------------------------------------------------------------------------------------------------------------------------------
Alberta Energy Ltd.         Common    O12873105   $184,575   3,856,533   SH         SOLE                   72,800   3,783,733
----------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.            Common    013104104   $ 53,254   2,009,585   SH         SOLE                   74,000   1,935,585
----------------------------------------------------------------------------------------------------------------------------------
American General
  Corporation               Common    O26351106   $112,320   1,378,162   SH         SOLE                   39,500   1,338,662
----------------------------------------------------------------------------------------------------------------------------------
Bank of New York            Common    064057102   $ 89,051   1,613,605   SH         SOLE                   49,700   1,563,905
----------------------------------------------------------------------------------------------------------------------------------
BCE Inc.                    Common    O5534B109   $171,916   5,956,314   SH         SOLE                   99,010   5,857,304
----------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.    Common    110122108   $185,136   2,503,958   SH         SOLE                   44,900   2,459,058
----------------------------------------------------------------------------------------------------------------------------------
Cameco Corporation          Common    13321L108   $133,849   7,649,518   SH         SOLE                  163,500   7,486,018
----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health             Common    14149Y108   $ 97,225     975,908   SH         SOLE                   29,650     946,258
----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank
  of Commerce               Common    136069101   $108,091   3,487,275   SH         SOLE                   65,300   3,421,975
----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.               Common    166751107   $ 59,731     707,399   SH         SOLE                   18,700     688,699
----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co.               Common    191216100   $ 43,850     719,583   SH         SOLE                   24,000     695,583
----------------------------------------------------------------------------------------------------------------------------------
Conagra Foods               Common    205887102   $ 63,418   2,439,147   SH         SOLE                   94,500   2,344,647
----------------------------------------------------------------------------------------------------------------------------------
Crown Cork & Seal           Common    228255105   $  1,243     167,069   SH         SOLE                              167,069
----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                   Common    126650100   $ 48,685     812,265   SH         SOLE                   41,500     770,765
----------------------------------------------------------------------------------------------------------------------------------
Diebold Inc.                Common    253651103   $ 60,450   1,811,232   SH         SOLE                   62,150   1,749,082
----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric            Common    291011104   $142,463   1,807,617   SH         SOLE                   53,300   1,754,317
----------------------------------------------------------------------------------------------------------------------------------
Enbridge Inc.               Common    29250N105   $188,908   6,485,119   SH         SOLE                  116,900   6,368,219
----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.           Common    30231G102   $244,770   2,815,473   SH         SOLE                   66,607   2,748,866
----------------------------------------------------------------------------------------------------------------------------------
Federal National
Mortgage Association        Common    313586109   $155,191   1,788,942   SH         SOLE                   48,000   1,740,942
----------------------------------------------------------------------------------------------------------------------------------
First Tennessee
  National Corp.            Common    337162101   $ 77,802   2,688,610   SH         SOLE                  106,500   2,582,110
----------------------------------------------------------------------------------------------------------------------------------
General Electric            Common    369604103   $144,585   3,016,110   SH         SOLE                   52,200   2,963,910
----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                Common    375766102   $134,573   3,725,206   SH         SOLE                   79,700   3,645,506
----------------------------------------------------------------------------------------------------------------------------------
HCA-Healthcare Co.          Common    404119109   $109,086   2,478,661   SH         SOLE                   71,600   2,407,061
----------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions       Common    451713101   $ 47          18,600   SH         SOLE                               18,600
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Imperial Oil Ltd.           Common    453038408   $139,709   5,312,835   SH         SOLE                  104,116   5,208,719
----------------------------------------------------------------------------------------------------------------------------------
International Flavours
  & Fragrances              Common    459506101   $ 13,872     682,923   SH         SOLE                              682,923
----------------------------------------------------------------------------------------------------------------------------------
Interpublic Group           Common    460690100   $ 63,978   1,503,153   SH         SOLE                   50,500   1,452,653
----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson           Common    478160104   $199,575   1,899,585   SH         SOLE                   42,200   1,857,385
----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co.       Common    46625H100   $ 48,705   1,071,918   SH         SOLE                   23,600   1,048,318
----------------------------------------------------------------------------------------------------------------------------------
Kemberly Clark              Common    494368103   $122,703   1,735,786   SH         SOLE                   45,000   1,690,786
----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies Inc.    Common    549463107   $ 34,686   2,569,300   SH         SOLE                   75,312   2,493,988
----------------------------------------------------------------------------------------------------------------------------------
Manulife Financial
  Corporation               Common    56501R106   $314,905  10,062,219   SH         SOLE                  203,500   9,858,719
----------------------------------------------------------------------------------------------------------------------------------
Merck & Co.                 Common    589331107   $258,659   2,762,712   SH         SOLE                   49,000   2,713,712
----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corporation       Common    594918104   $ 86,093   1,984,843   SH         SOLE                   34,000   1,950,843
----------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.               Common    620076109   $ 47,216   2,331,636   SH         SOLE                   67,198   2,264,438
----------------------------------------------------------------------------------------------------------------------------------
Nortel Networks
  Corporation               Common    656568102   $269,278   8,372,466   SH         SOLE                  175,998   8,196,468
----------------------------------------------------------------------------------------------------------------------------------
Nexen Inc.                  Common    65334H102   $208,863   8,468,539   SH         SOLE                  152,000   8,316,539
----------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc.                Common    713448108   $ 93,793   1,892,416   SH         SOLE                   35,700   1,856,716
----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                 Common    717081103   $157,857   3,431,673   SH         SOLE                   77,500   3,354,173
----------------------------------------------------------------------------------------------------------------------------------
Philip Morris Corp.         Common    718154107   $134,136   3,048,542   SH         SOLE                   76,900   2,971,642
----------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.           Common    724479100   $407          12,300   SH         SOLE                               12,300
----------------------------------------------------------------------------------------------------------------------------------
Potash Corporation
  of Saskatchewan Inc.      Common    73755L107   $105,590   1,350,431   SH         SOLE                   27,200   1,323,231
----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble            Common    742718109   $ 78,609   1,002,187   SH         SOLE                   39,400     962,787
----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Canada        Common    780087102   $446,239  13,165,156   SH         SOLE                  244,800  12,920,356
----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.   Common    780257804   $122,043   2,015,157   SH         SOLE                   29,300   1,985,857
----------------------------------------------------------------------------------------------------------------------------------
Schering-Plough             Common    806605101   $ 79,405   1,399,210   SH         SOLE                   32,800   1,366,410
----------------------------------------------------------------------------------------------------------------------------------
Shaw Communications
  Inc.                      Class B   82028K200   $147,377   6,316,992   SH         SOLE                  164,000   6,152,992
----------------------------------------------------------------------------------------------------------------------------------
Talisman Energy Inc.        Common    87425E103   $216,022   5,823,466   SH         SOLE                  120,600   5,702,866
----------------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank Ont.  Common    891160509   $322,485  11,134,452   SH         SOLE                  234,400  10,900,052
----------------------------------------------------------------------------------------------------------------------------------
TransCananda Pipelines
  Limited                   Common    893526103   $119,782  10,447,480   SH         SOLE                  220,820  10,226,660
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Unilever NV-NYS             Common    904784709   $ 64,242   1,020,725   SH         SOLE                   27,500     993,225
----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corporation        Common    929771103   $ 99,719   1,715,591   SH         SOLE                   48,100   1,667,491
----------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                Common    931422109   $ 63,411   1,516,558   SH         SOLE                   33,500   1,483,058
----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.             Common    254687106   $ 75,609   2,612,850   SH         SOLE                   65,200   2,547,650
----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp.                 Common    984121103   $ 93          20,126   SH         SOLE                               20,126
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[Repeat as necessary]